INTANGIBLE ASSETS - Summary of Acquired Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Indefinite-lived Intangible Assets [Line Items]
Cable television franchises	$ 13,020,081	$ 13,020,081
Goodwill	7,993,499	7,992,700	$ 2,040,402
Total	21,013,580	21,012,781
Cablevision Systems Corp.
Acquired Indefinite-lived Intangible Assets [Line Items]
Cable television franchises	8,113,575	8,113,575
Goodwill	5,839,757	5,838,959
Total	13,953,332	13,952,534
Cequel Corp.
Acquired Indefinite-lived Intangible Assets [Line Items]
Cable television franchises	4,906,506	4,906,506
Goodwill	2,153,742	2,153,741
Total	$ 7,060,248	$ 7,060,247